Variable Interest Entities	12 Months Ended
Dec. 31, 2018
Variable Interest Entities [Abstract]
Variable Interest Entities
Variable Interest Entities
Consolidated VIEs
U.S. Cellular consolidates VIEs in which it has a controlling financial interest as defined by GAAP and is therefore deemed the primary beneficiary. A controlling financial interest will have both of the following characteristics: (a) the power to direct the VIE activities that most significantly impact economic performance and (b) the obligation to absorb the VIE losses and the right to receive benefits that are significant to the VIE. U.S. Cellular reviews these criteria initially at the time it enters into agreements and subsequently when events warranting reconsideration occur. These VIEs have risks similar to those described in the “Risk Factors” in U.S. Cellular’s Form 10-K for the year ended December 31, 2018.
During 2017, U.S. Cellular formed USCC EIP LLC (Seller/Sub-Servicer), USCC Receivables Funding LLC (Transferor) and the Trust, collectively the special purpose entities (SPEs), to facilitate a securitized borrowing using its equipment installment plan receivables. Under a Receivables Sale Agreement, U.S. Cellular wholly-owned, majority-owned and unconsolidated entities, collectively referred to as “affiliated entities”, will transfer device equipment installment plan contracts to the Seller/Sub-Servicer. The Seller/Sub-Servicer will aggregate device equipment installment plan contracts, and perform servicing, collection and all other administrative activities related to accounting for the equipment installment plan contracts. The Seller/Sub-Servicer will sell the eligible equipment installment plan receivables to the Transferor, a bankruptcy remote entity, which will subsequently sell the receivables to the Trust. The Trust, which is bankruptcy remote and isolated from the creditors of U.S. Cellular, will be responsible for issuing asset-backed variable funding notes (Notes), which are collateralized by the equipment installment plan receivables owned by the Trust. Given that U.S. Cellular has the power to direct the activities of these SPEs, and that these SPEs lack sufficient equity to finance their activities, U.S. Cellular is deemed to have a controlling financial interest in the SPEs and, therefore, consolidates them. All transactions with third parties (e.g., issuance of the asset-backed variable funding notes) will be accounted for as a secured borrowing due to the pledging of equipment installment plan contracts as collateral, significant continuing involvement in the transferred assets, subordinated interests of the cash flows, and continued evidence of control of the receivables. Refer to Note 11 — Debt, Receivables Securitization Agreement for additional details regarding the securitization agreement for which these entities were established.
The following VIEs were formed to participate in FCC auctions of wireless spectrum and to fund, establish, and provide wireless service with respect to any FCC licenses won in the auctions:

▪	Advantage Spectrum, L.P. (Advantage Spectrum) and Sunshine Spectrum, Inc., the general partner of Advantage Spectrum; and

▪	King Street Wireless, L.P. (King Street Wireless) and King Street Wireless, Inc., the general partner of King Street Wireless.
These particular VIEs are collectively referred to as designated entities. The power to direct the activities that most significantly impact the economic performance of these VIEs is shared. Specifically, the general partner of these VIEs has the exclusive right to manage, operate and control the limited partnerships and make all decisions to carry on the business of the partnerships. The general partner of each partnership needs the consent of the limited partner, an indirect U.S. Cellular subsidiary, to sell or lease certain licenses, to make certain large expenditures, admit other partners or liquidate the limited partnerships. Although the power to direct the activities of these VIEs is shared, U.S. Cellular has the most significant level of exposure to the variability associated with the economic performance of the VIEs, indicating that U.S. Cellular is the primary beneficiary of the VIEs. Therefore, in accordance with GAAP, these VIEs are consolidated.
During 2018, U.S. Cellular received liquidating distributions from Aquinas Wireless, L.P. (Aquinas Wireless). Subsequent to the final distribution date, Aquinas Wireless had no remaining assets and was dissolved.
U.S. Cellular also consolidates other VIEs that are limited partnerships that provide wireless service. A limited partnership is a variable interest entity unless the limited partners hold substantive participating rights or kick-out rights over the general partner. For certain limited partnerships, U.S. Cellular is the general partner and manages the operations. In these partnerships, the limited partners do not have substantive kick-out or participating rights and, further, such limited partners do not have the authority to remove the general partner. Therefore, these limited partnerships are also recognized as VIEs and are consolidated under the variable interest model.
The following table presents the classification and balances of the consolidated VIEs’ assets and liabilities in U.S. Cellular’s Consolidated Balance Sheet.

December 31,	2018	2017
(Dollars in millions)
Assets
Cash and cash equivalents	$9	$3
Short-term investments	17	—
Accounts receivable	611	476
Inventory, net	5	5
Other current assets	6	3
Assets held for sale	4	—
Licenses	652	655
Property, plant and equipment, net	94	99
Other assets and deferred charges	349	303
Total assets	$1,747	$1,544
Liabilities
Current liabilities	$34	$39
Liabilities held for sale	1	—
Deferred liabilities and credits	16	13
Total liabilities	$51	$52

Unconsolidated VIEs
U.S. Cellular manages the operations of and holds a variable interest in certain other limited partnerships, but is not the primary beneficiary of these entities and, therefore, does not consolidate them under the variable interest model.
U.S. Cellular’s total investment in these unconsolidated entities was $4 million at December 31, 2018 and 2017, and is included in Investments in unconsolidated entities in U.S. Cellular’s Consolidated Balance Sheet. The maximum exposure from unconsolidated VIEs is limited to the investment held by U.S. Cellular in those entities.
Other Related Matters
U.S. Cellular made contributions, loans and/or advances to its VIEs totaling $152 million, $821 million and $98 million during 2018, 2017 and 2016, respectively; of which $116 million in 2018 and $790 million in 2017 are related to USCC EIP LLC as discussed above. U.S. Cellular may agree to make additional capital contributions and/or advances to these or other VIEs and/or to their general partners to provide additional funding for operations or the development of licenses granted in various auctions. U.S. Cellular may finance such amounts with a combination of cash on hand, borrowings under its revolving credit agreement and/or other long-term debt. There is no assurance that U.S. Cellular will be able to obtain additional financing on commercially reasonable terms or at all to provide such financial support.
The limited partnership agreements of Advantage Spectrum and King Street Wireless also provide the general partner with a put option whereby the general partner may require the limited partner, a subsidiary of U.S. Cellular, to purchase its interest in the limited partnership. The general partner’s put options related to its interests in King Street Wireless will become exercisable in 2019. The general partner’s put options related to its interest in Advantage Spectrum will become exercisable in 2021 and 2022. The greater of the carrying value of the general partner's investment or the value of the put option, net of any borrowings due to U.S. Cellular is recorded as Noncontrolling interests with redemption features in U.S. Cellular’s Consolidated Balance Sheet. Also in accordance with GAAP, minority share of income or changes in the redemption value of the put options, net of interest accrued on the loans, are recorded as a component of Net income attributable to noncontrolling interests, net of tax, in U.S. Cellular’s Consolidated Statement of Operations.
During the first quarter of 2018, U.S. Cellular recorded an out-of-period adjustment attributable to 2016 and 2017 due to errors in the application of accounting guidance applicable to the calculation of Noncontrolling interests with redemption features related to King Street Wireless, Inc. This out-of-period adjustment had the impact of increasing Net income attributable to noncontrolling interests, net of tax, by $8 million and decreasing Net income attributable to U.S. Cellular shareholders by $8 million in 2018. U.S. Cellular determined that this adjustment was not material to any of the periods impacted.